Note 8 - Leases - Future Payments Due (Details)	Oct. 31, 2024 USD ($)
2025, operating	$ 540,618
2025, finance	42,868
2026, operating	473,736
2026, finance	55,714
2027, operating	426,496
2027, finance	0
2028, operating	443,557
2028, finance	0
2029, operating	461,297
2029, finance	0
Thereafter, operating	38,565
Thereafter, finance	0
Total undiscounted lease payments, operating	2,384,269
Total undiscounted lease payments, finance	98,582
Present value discount, operating	(481,882)
Present value discount, finance	(5,131)
Total lease liability, operating	1,902,387
Total lease liability, finance	$ 93,451